TRADE ACCOUNTS RECEIVABLE - Changes in contractual assets (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	R$ 147,110	R$ 168,683
Additions	342,688	417,765
Write-offs	(385,106)	(439,338)
Balance at the end of period	104,692	147,110
Gross carrying amount
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period	178,601	203,577
Additions	342,688	417,765
Write-offs	(390,046)	(442,741)
Balance at the end of period	131,243	178,601
Provision for losses
TRADE ACCOUNTS RECEIVABLE
Balance at the beginning of period, Provision for losses	(31,491)	(34,894)
Write-offs, Provision for losses	4,940	3,403
Balance at the end of period, Provision for losses	R$ (26,551)	R$ (31,491)